SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details) Integer in Thousands					12 Months Ended
	Sep. 30, 2022 $ / shares	Jun. 14, 2021 $ / shares	Feb. 17, 2021 $ / shares	Dec. 18, 2019 $ / shares	Dec. 31, 2022 Integer ¥ / shares	Dec. 31, 2021 Integer ¥ / shares	Dec. 31, 2020 Integer ¥ / shares
Number of warrants, outstanding, beginning balance | Integer					1,868,414	980,894
Average exercise price, outstanding, beginning balance					¥ 3.50	¥ 1.21
Weighted average remaining contractual term in years, outstanding					4 years 7 days	4 years 1 month 20 days	3 years 10 months 6 days
Number of warrants, exercisable, beginning balance | Integer					1,868,414	980,894
Average exercise price, exercisable, beginning balance					¥ 3.50	¥ 1.21
Weighted average remaining contractual term in years, exercisable					4 years 7 days	4 years 1 month 20 days	3 years 10 months 6 days
Number of warrants, granted	0.58	3.15	4.45	0.68	1,833,334	1,652,322
Average exercise price, granted					¥ 0.81	¥ 3.56
Weighted average remaining contractual term in years, granted					5 years	5 years
Number of warrants, exercised | Integer						700,516
Average exercise price, exercised						¥ 2.43
Number of warrants, expired | Integer						64,286
Average exercise price, expired						¥ 18.72
Number of warrants, outstanding, ending balance | Integer					3,701,748	1,868,414	980,894
Average exercise price, outstanding, ending balance					¥ 2.17	¥ 3.50	¥ 1.21
Number of warrants, outstanding, ending balance | Integer					3,701,748	1,868,414	980,894
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement					¥ 2.17	¥ 3.50	¥ 1.21